Summary of Significant Accounting Policies - Advertising Costs (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Advertising expense	$ 19,000	$ 237,000	$ 44,000	$ 299,000	$ 300,000	$ 511,000